Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	May 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705		$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	706,330	688,207	647,852	627,666	570,505	509,053	526,174	485,459	452,937	422,587	442,335	531,022	560,614	513,018	513,541	$ 500,000
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S.
Account Value [Line Items]
Account Value	28,475	28,015	26,314	25,577	23,432	20,972	21,684	20,175	18,839	17,402	18,366	21,953	23,186	21,446	21,546		$ 19,978	$ 18,854	$ 16,386	$ 15,054	$ 12,413	$ 15,821	$ 14,497	$ 14,453	$ 13,939	$ 12,345	$ 14,281	$ 13,589	$ 13,332	$ 13,435	$ 12,673	$ 12,060	$ 11,612	$ 10,911	$ 10,646	$ 10,120	$ 9,957	$ 9,896	$ 9,385	$ 10,275	$ 10,231	$ 10,000
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S.
Account Value [Line Items]
Account Value	$ 678,143	$ 667,186	$ 626,690	$ 609,138	$ 558,044	$ 499,453	$ 516,410	$ 480,474	$ 448,668	$ 414,439	$ 437,401	$ 522,817	$ 552,187	$ 510,736	$ 513,133	$ 500,000